Goldman Sachs Income Fund Fees and Expenses - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Fund	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 70 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 133 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-186 of the Fund’s Statement of Additional Information (“SAI”).At a meeting held on April 21–22, 2026, the Board of Trustees of the Goldman Sachs Trust (the “Board”) approved the conversion of the Fund into an exchange-traded fund (ETF), the Goldman Sachs Core Plus Bond ETF (the “Acquiring Fund”), a newly-created shell series of the Goldman Sachs ETF Trust (the “Conversion”). The Conversion is currently expected to occur on or about August 7, 2026 (the "Closing Date").Effective April 24, 2026, no Contingent Deferred Sales Charge (“CDSC”) will be imposed on redemptions of Class A and Class C Shares of the Fund, and no sales charge will be imposed on purchases of Class A Shares. In addition, effective April 30, 2026, all distribution (12b-1), service and shareholder administration fees on all applicable share classes will be waived.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $100,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 70 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 133 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-186 of the Fund’s Statement of Additional Information (“SAI”).
Expenses Restated to Reflect Current [Text]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	Effective since April 24, 2026, no Contingent Deferred Sales Charge ("CDSC") has been imposed on redemptions of Class A and Class C Shares.
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2026 was 427% of the average value of its portfolio.
Portfolio Turnover, Rate	427.00%